Accrued Liabilities	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Accrued Liabilities

10 - ACCRUED LIABILITIES

	March 31, 2012	March 31, 2011	March 31, 2010
	$	$	$

Employee related accruals	30,838	63,391	39,552
Withholding tax accrual	1,554	2,852	1,317
Trade	20,994	23,090	6,688
	53,386	89,333	47,557